Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

On May 7, 2014, the Company’s Board of Directors approved a $30.0 million share repurchase program expiring in May 2015. Under this program, the Company may make share repurchases from time to time in the open market or in privately negotiated transactions. The timing of the repurchases under this program will depend upon a variety of factors, including market conditions, and the program may be suspended or discontinued at any time. No shares were repurchased during the years ended December 31, 2014 and 2013.

In 2010, Summit purchased 1,000,000 common shares of the Company in the form of ADSs from Babcock & Brown. The Company has a right of first refusal on any sale of these shares by Summit until April 2015.

On December 28, 2012, Summit and Onex Corporation and its affiliates (collectively, “Onex”) purchased 2,191,060 newly issued common shares of the Company in the form of ADSs for an aggregate of $25.0 million, or $11.41 per ADS. The share price represents a 5% discount to the volume-weighted average price of the Company’s common shares in the five-day period ended November 29, 2012. The shares are subject to lock-up provisions.

In July 2013, the Company sold 13,142,856 common shares in the form of ADSs at a price of $14.00 per ADS in an underwritten public offering generating net proceeds of approximately $172.6 million. During the year ended December 31, 2014, the Company issued 126,660 shares in connection with RSUs that vested and SARs that were exercised. As of December 31, 2014, there were 41,432,998 shares outstanding.

During the year ended December 31, 2014, the Company declared and paid dividends of $1.00 per share or $42.8 million. During the years ended December 31, 2013 and 2012, the Company declared and paid dividends of $0.88 per share or $31.5 million and $0.84 per share or $22.5 million, respectively. On January 14, 2015, the Company declared a dividend of $0.25 per share or approximately $10.4 million, including dividend equivalents paid to vested SARs, which was paid on February 20, 2015 to shareholders of record at January 30, 2015.